Income and social contribution taxes (Details)	12 Months Ended
Jun. 30, 2021
Disclosure Of Income And Social Contribution Taxes Explanatory [Abstract]
Income and social contribution tax expenses, description	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.